Fair Value Measurements, Guarantees, and Concentration of Credit Risk	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements Guarantees and Concentration of Credit Risk [Text Block]
Note 16 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk
The following table presents, by level within the fair value hierarchy, certain of our financial assets and liabilities. The carrying values of cash and cash equivalents, accounts receivable, commercial paper, and accounts payable approximate fair value because of the short-term nature of these instruments. Therefore, these assets and liabilities are not presented in the following table.

			Fair Value Measurements Using
	Carrying Amount	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Millions)
Assets (liabilities) at December 31, 2015:
Measured on a recurring basis:
ARO Trust investments	$67	$67	$67	$—	$—
Energy derivatives assets not designated as hedging instruments	5	5	—	3	2
Energy derivatives liabilities not designated as hedging instruments	(2)	(2)	—	—	(2)
Additional disclosures:
Notes receivable and other	12	12	10	2	—
Long-term debt, including current portion (1)	(19,176)	(15,988)	—	(15,988)	—
Assets (liabilities) at December 31, 2014:
Measured on a recurring basis:
ARO Trust investments	$48	$48	$48	$—	$—
Energy derivatives assets not designated as hedging instruments	3	3	1	—	2
Energy derivatives liabilities not designated as hedging instruments	(2)	(2)	—	—	(2)
Additional disclosures:
Notes receivable and other	5	4	—	4	—
Long-term debt, including current portion (1)	(16,251)	(16,607)	—	(16,607)	—

________________

(1)
Excludes capital leases. The carrying value has been reduced by $91 million and $74 million of debt acquisition costs at December 31, 2015 and 2014, respectively. (See Note 13 – Debt, Banking Arrangements, and Leases.)

Fair Value Methods
We use the following methods and assumptions in estimating the fair value of our financial instruments:
Assets and liabilities measured at fair value on a recurring basis
ARO Trust investments:  Transco deposits a portion of its collected rates, pursuant to its rate case settlement, into an external trust that is specifically designated to fund future asset retirement obligations. The ARO Trust invests in a portfolio of actively traded mutual funds that are measured at fair value on a recurring basis based on quoted prices in an active market, is classified as available-for-sale, and is reported in Regulatory assets, deferred charges, and other in the Consolidated Balance Sheet. Both realized and unrealized gains and losses are ultimately recorded as regulatory assets or liabilities.
Energy derivatives:  Energy derivatives include commodity based exchange-traded contracts and over-the-counter (OTC) contracts, which consist of physical forwards, futures, and swaps that are measured at fair value on a recurring basis. The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of our master netting arrangements. Further, the amounts do not include cash held on deposit in margin accounts that we have received or remitted to collateralize certain derivative positions. Energy derivatives assets are reported in Other current assets and Regulatory assets, deferred charges, and other in the Consolidated Balance Sheet. Energy derivatives liabilities are reported in Other accrued liabilities and Regulatory liabilities, deferred income, and other in the Consolidated Balance Sheet.
Reclassifications of fair value between Level 1, Level 2, and Level 3 of the fair value hierarchy, if applicable, are made at the end of each quarter. No transfers between Level 1 and Level 2 occurred during the years ended December 31, 2015 or 2014.
Additional fair value disclosures
Notes receivable and other: The disclosed fair value of our notes receivable is primarily determined by an income approach which considers the underlying contract amounts and our assessment of our ability to recover these amounts. The current portion is reported in Accounts and notes receivable and Other current assets and the noncurrent portion is reported in Regulatory assets, deferred charges, and other in the Consolidated Balance Sheet.
Long-term debt:  The disclosed fair value of our long-term debt is determined by a market approach using broker quoted indicative period-end bond prices. The quoted prices are based on observable transactions in less active markets for our debt or similar instruments.
Assets measured at fair value on a nonrecurring basis

We performed an interim assessment of the goodwill associated with our Central Region and Northeast Region reporting units within the Central and Northeast G&P segments, respectively, as of September 30, 2015. We performed the annual assessment of goodwill associated with our Northeast G&P and West G&P reporting units as of October 1, 2015. No impairment charges were required following these evaluations.
During the fourth quarter of 2015, we observed a significant decline in the market values of WPZ and comparable midstream companies within the industry. This served to reduce our estimate of enterprise value and increased our estimates of discount rates. As a result, we performed an impairment assessment as of December 31, 2015, of the goodwill associated with these reporting units.
We estimated the fair value of each reporting unit based on an income approach utilizing discount rates specific to the underlying businesses of each reporting unit. These discount rates considered variables unique to each business area, including equity yields of comparable midstream businesses, expectations for future growth, and customer performance considerations. Weighted-average discount rates utilized ranged from approximately 11 percent to 13 percent across the four reporting units.
As a result of the increases in discount rates during the fourth quarter, coupled with certain reductions in estimated future cash flows determined during the same period, the fair values of the Central Region, Northeast Region and Northeast G&P reporting units were determined to be below their respective carrying values. We then calculated the implied fair value of goodwill by performing a hypothetical application of the acquisition method wherein the estimated fair value was allocated to the underlying assets and liabilities of each reporting unit. As a result of these level 3 measurements, we determined that the previously recorded goodwill associated with each reporting unit was fully impaired, resulting in a fourth quarter noncash charge of $1,098 million. For the West G&P reporting unit, the estimated fair value exceeded the carrying value and no impairment was recorded.

			Impairments
			Years Ended December 31,
	Date of Measurement	Fair Value	2015	2014
		(Millions)
Impairment of certain assets (1)	June 30, 2014	$46		$17
Impairment of certain assets (1)	December 31, 2014	32		13
Impairment of certain assets (1)	June 30, 2015	17	$20
Impairment of certain assets (2)	December 31, 2014	1		12
Impairment of certain assets (3)	December 31, 2015	13	94
Level 3 fair value measurements of certain assets			114	42
Other impairments (4)			31	10
Total impairments of certain assets			$145	$52
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(1)
Reflects impairment charges for our Northeast G&P segment associated with certain surplus equipment. Certain of these assets were previously presented as held for sale, but are now considered held for use and reported in Property, plant, and equipment – net in the Consolidated Balance Sheet at December 31, 2015. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).

(2)
Reflects impairment charges for our Central segment associated with certain surplus equipment considered held for sale and reported in Other current assets in the Consolidated Balance Sheet. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).

(3)
Reflects an impairment charge within our West segment associated with previously capitalized project development costs for a gas processing plant, the completion of which is now considered remote due to unfavorable impact of low natural gas prices on customer drilling activities. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss). The assessed fair value primarily represents the estimated salvage value of certain equipment measured using a market approach based on our analysis of observable inputs in the principal market and is reported in Property, plant, and equipment – net in the Consolidated Balance Sheet.

(4)
Reflects multiple individually insignificant impairments of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be zero or an insignificant salvage value. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).

	Date of Measurement	Fair Value	Impairments
		(Millions)
Impairments of equity-method investments (1)	September 30, 2015	$1,203	$461
Impairments of equity-method investments (2)	December 31, 2015	4,017	890
Other impairment of equity-method investment	December 31, 2015	58	8
Level 3 fair value measurements of equity-method investments			$1,359
______________

(1)
Reflects other-than-temporary impairment charges related to equity-method investments in Central’s Delaware basin gas gathering system and certain of the Appalachia Midstream Investments in Northeast G&P reflected within Impairment of equity-method investments in the Consolidated Statement of Comprehensive Income (Loss). The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the ACMP Acquisition. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized were 11.8 percent and 8.8 percent for the Delaware basin gas gathering system and certain of the Appalachia Midstream Investments, respectively, and reflected our cost of capital as impacted by market conditions, and risks associated with the underlying businesses.

(2)
Reflects other-than-temporary impairment charges related to equity-method investments in Central’s Delaware basin gas gathering system and Northeast G&P’s UEOM and Laurel Mountain investments, as well as certain of the Appalachia Midstream Investments, all reflected within Impairment of equity-method investments in the Consolidated Statement of Comprehensive Income (Loss). We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 10.8 percent to 14.4 percent and reflected further fourth quarter increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.

During the first quarter of 2016, we have observed further significant decline in the market value of our publicly traded equity. Continuation of this condition and/or further decline in such value will likely require the evaluation of certain of our equity investments for potential impairment at March 31, 2016, including those that were impaired at December 31, 2015. As a result, there is the potential for significant additional noncash impairments of our investments in the future.
Guarantees
We are required by our revolving credit agreements to indemnify lenders for certain taxes required to be withheld from payments due to the lenders and for certain tax payments made by the lenders. The maximum potential amount of future payments under these indemnifications is based on the related borrowings and such future payments cannot currently be determined. These indemnifications generally continue indefinitely unless limited by the underlying tax regulations and have no carrying value. We have never been called upon to perform under these indemnifications and have no current expectation of a future claim.
Concentration of Credit Risk
Cash equivalents
Our cash equivalents are primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government.
Accounts and notes receivable
The following table summarizes concentration of receivables, net of allowances.

	December 31,
	2015	2014
	(Millions)
NGLs, natural gas, and related products and services	$821	$728
Transportation of natural gas and related products	202	175
Other	3	2
Total	$1,026	$905

Customers include producers, distribution companies, industrial users, gas marketers and pipelines primarily located in the continental United States and Canada. As a general policy, collateral is not required for receivables, but customers’ financial condition and credit worthiness are evaluated regularly. As of December 31, 2015 and 2014, Chesapeake Energy Corporation, and its affiliates, a customer primarily within our Central and Northeast G&P segments, accounted for $364 million and $308 million, respectively, of the consolidated Accounts and notes receivable balance. Of this receivable at December 31, 2015, $198 million relates to annual minimum volume commitment fees that were subsequently collected in February 2016.
Revenues
In 2015 and 2014, Chesapeake Energy Corporation, and its affiliates, a customer primarily within our Central and Northeast G&P segments, accounted for 18 percent and 9 percent, respectively, of our consolidated revenues.